Expense Example, No Redemption - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	597	856	1,134	1,925	207	640	1,098	2,169	310	948	1,611	3,383	103	322	558	1,236	108	337	585	1,294	223	688	1,180	2,534	122	381	660	1,455